Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Incentive Units	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Incentive Units	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Springleaf Finance Corporation Shareholder’s Equity	Springleaf Finance Corporation Shareholder’s Equity Incentive Units	Non-controlling Interests
Balance, beginning of the period at Dec. 31, 2012	$ 1,293		$ 5	$ 256		$ 26	$ 1,006	$ 1,293		$ 0
Common shares issued and outstanding
Capital contributions from parent	21			21				21
Share-based compensation expense, net of forfeitures	145			145				145
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	2					2		2		0
Net income (loss)	(76)						(76)	(76)
Balance, end of period at Dec. 31, 2013	1,385		5	422		28	930	1,385		0
Common shares issued and outstanding
Capital contributions from parent	22			22				22
Capital contribution of capital stock of Springleaf Acquisitions Corporation	776			326				326		450
Share-based compensation expense, net of forfeitures	1			1				1
Distributions declared to joint venture partners	(627)									(627)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(25)					(25)	0	(25)		0
Net income (loss)	445						397	397		48
Balance, end of period at Dec. 31, 2014	1,977		5	771		3	1,327	2,106		(129)
Common shares issued and outstanding
Non-cash incentive compensation from Initial Stockholder		$ 15			$ 15				$ 15
Share-based compensation expense, net of forfeitures	2			2				2
Excess tax benefit from share-based compensation	1			1				1
Distributions declared to joint venture partners	(77)									(77)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(27)					(27)	0	(27)		0
Net income (loss)	141						14	14		127
Balance, end of period at Dec. 31, 2015	$ 2,032		$ 5	$ 789		$ (24)	$ 1,341	$ 2,111		$ (79)